Notes to the Statements of Cash Flows	12 Months Ended
Dec. 31, 2022
Notes To The Statements Of Cash Flows [Abstract]
Notes to the Statements of Cash Flows
29.
Notes to the Statements of Cash Flows

The following table shows the changes in liabilities arising from financing activities as at December 31, 2022 and 2021:

	January 1, 2022	Cash flows	Foreign exchange movement	Others	December 31, 2022
	(in million pesos)
Interest-bearing financial liabilities (Note 21)	252,557	(7,405)	3,778	650	249,580
Lease liabilities (Notes 3 and 10)	21,686	(8,331)	—	29,080	42,435
Derivative financial liabilities	215	87	—	848	1,150
Accrued interests and other related costs (Note 24)	1,783	(9,013)	—	9,098	1,868
Dividends (Note 20)	1,708	(25,235)	—	25,348	1,821
	277,949	(49,897)	3,778	65,024	296,854

	January 1, 2021	Cash flows	Foreign exchange movement	Others	December 31, 2021
	(in million pesos)
Interest-bearing financial liabilities (Note 21)	222,765	28,538	2,440	(1,186)	252,557
Lease liabilities (Notes 3 and 10)	20,025	(6,547)	—	8,208	21,686
Derivative financial liabilities	536	(25)	—	(296)	215
Accrued interests and other related costs (Note 24)	1,872	(8,922)	—	8,833	1,783
Dividends (Note 20)	1,194	(17,712)	—	18,226	1,708
	246,392	(4,668)	2,440	33,785	277,949

Others include the effect of accretion of long-term borrowings, effect of recognition and accretion of lease liabilities, effect of accrued but not yet paid interest on interest-bearing loans and borrowings and accrual of dividends that were not yet paid at the end of the period.

Non-cash Investing Activities

The following table shows our significant non-cash investing activities and corresponding transaction amounts as at December 31, 2022 and 2021:

	2022	2021
		(in million pesos)
Additions to ROU assets (Note 10)	34,274	7,314
Acquisition of property and equipment on account	14,948	23,522
Capitalization to property and equipment of:
Inventories	6,517	5,989
Borrowing costs (Notes 5 and 9)	1,748	1,582
Foreign exchange differences – net (Note 9)	351	29
	57,838	38,436

Non-cash Financing Activities

The following table shows our significant non-cash financing activities and corresponding transaction amounts as at December 31, 2022 and 2021:

	2022	2021
		(in million pesos)
Additions to lease liabilities (Note 10)	34,277	7,314